Segment Information - Narrative (Details) € in Millions				2 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 01, 2021 EUR (€)	May 07, 2020	Aug. 02, 2021 EUR (€)	Dec. 31, 2021	Dec. 31, 2021 EUR (€) reportingSegment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of subsidiaries [line items]
Gain on disposal of businesses						€ 11,008	€ 67	€ 677
Number of reporting segments | reportingSegment						5
VMED O2 UK Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (as a percent)	50.00%				50.00%	50.00%
Telefónica O2 Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Gain on disposal of businesses		€ 4,460
Telefónica O2 Holdings Ltd. Holding company | VMED O2 UK Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (as a percent)		50.00%	50.00%		50.00%
Telxius Telecom, S.A. | Europe and Latin America towers division
Disclosure of subsidiaries [line items]
Gain on disposal of businesses				€ 6,099